Profit before tax (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of profit loss before tax [Abstract]
Employee benefit expenses (Note 5)	¥ 441,136	¥ 325,670	¥ 257,554
Students related cost	133,308	116,273	100,633
Transportation	36,110	31,823	24,729
Marketing and promotion	24,019	21,240	15,806
Depreciation	113,128	110,485	65,038
Utilities	26,100	23,286	19,652
Amortization of intangible assets	446	662	948
Operating lease charges	33,290	30,030	25,592
Share based payment	0	0	1,459
Cost related to overseas consulting business	14,263	0	0
Others	70,787	39,300	40,439
Total cost of revenue, selling expenses and administrative expenses	¥ 892,587	¥ 698,769	¥ 551,850